Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Schedule of balances with related parties

	2022
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,675	—	—
Villar Mir Energía, S.L.U.	1,600	—	—	(10)
Enérgya VM Gestión de la Energía, S.L.	—	—	—	1,800
Total	1,600	2,675	—	1,790

	2021
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,841	—	—
Villar Mir Energía, S.L.U.	1,699	—	—	8,808
Espacio Information Technology, S.A.U.	—	—	—	737
Total	1,699	2,841	—	9,545

Schedule of transactions with related parties and other related parties

	2022
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	—
Villar Mir Energía, S.L.U.	—	128,211	1,612	—
Espacio Information Technology, S.A.U.	—	—	1,008	—
Enérgya VM Gestión, S.L	—	4,506	646	—
Other related parties	—	—	101	—
Total	—	132,717	3,367	—

	2021
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	—
Villar Mir Energía, S.L.U.	—	132,566	1,365	—
Espacio Information Technology, S.A.U.	—	—	3,266	—
Enérgya VM Gestión, S.L	—	—	120	—
Aurinka	—	—	111	—
Other related parties	—	—	68	—
Total	—	132,566	4,930	—

	2020
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	16
Villar Mir Energía, S.L.U.	—	39,900	647	—
Espacio Information Technology, S.A.U.	—	—	3,171	—
Enérgya VM Gestión, S.L	—	—	79	—
Aurinka	—	1	308	—
Other related parties	—	—	3	—
Total	—	39,901	4,208	16